Financial instruments and risk management - Summary of changes in fair value of Level 3 financial assets and financial liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Currency translation adjustments	$ 32	$ (99)
Cash and cash equivalents	9,673	6,775	[1]
Equity shares not held for trading	181	222
Provisionally priced receivables recognised relating to sales contracts	1,362	1,234
Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Equity shares not held for trading	157	153
Held at fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	9,673	6,775
Level 3
Disclosure of detailed information about financial instruments [line items]
Opening balance	131	177
Currency translation adjustments	(2)	(4)
Total realised gains/(losses) included in consolidated sales revenue	12	16
Total realised gains/(losses) included in net operating costs	(18)	365
Total unrealised gains included in net operating costs	43	124
Total unrealised losses transferred into other comprehensive income through cash flow hedges	(1)	(110)
Additions to financials assets	29	41
Disposals/maturity of financial instruments	(47)	(478)
Closing balance	147	131
Net gains included in the income statement for assets and liabilities held at year end	31	103
Level 3 | Held at fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Level 1 | Held at fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 2,722	$ 2,725

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.